Goodwill - Additional Information (Detail) $ in Millions	3 Months Ended	12 Months Ended
	Sep. 30, 2015 USD ($)	Dec. 31, 2017 USD ($) Unit Segment	Dec. 31, 2015 USD ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2014 USD ($)
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [Line Items]
Goodwill impairment			$ 803.8
Number of reportable segments | Segment		4
Number of cash generating units | Unit		9
Discounted rate		80.00%
Capital employed in cash generating unit amount		$ 3,200.0	3,900.0	$ 3,500.0
Goodwill		$ 1,234.0	1,228.7	1,223.3	$ 2,041.7
Bottom of Range [Member]
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [Line Items]
Long-term growth rate		2.00%
CGU Multi-Client [member]
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [Line Items]
Goodwill impairment			436.0
Goodwill	$ 273.0
Capital employed in cash generating unit amount		$ 1,096.0	1,344.0	1,165.0
Goodwill		284.0	284.0	284.0
CGUs in Subsurface Imaging and Reservoir [member]
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [Line Items]
Goodwill	$ 317.0
Capital employed in cash generating unit amount		1,114.0	1,167.0	1,147.0
Goodwill		$ 771.0	770.0	770.0
Equipment 1 [member]
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [Line Items]
Discounted rate		10.00%
Pre-tax rate		13.00%
Capital employed in cash generating unit amount		$ 604.0		617.0
Goodwill		$ 179.0	175.0	169.0
CGU Marine [Member]
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [Line Items]
Goodwill impairment			365.0
Geology Geophysics and Reservoir [Member]
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [Line Items]
Goodwill impairment			439.0
Discounted rate		9.50%
Goodwill		$ 1,055.0	$ 1,054.0	$ 1,054.0
Geology Geophysics and Reservoir [Member] | Bottom of Range [Member]
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [Line Items]
Pre-tax rate		12.00%
Geology Geophysics and Reservoir [Member] | Top of Range [Member]
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [Line Items]
Pre-tax rate		12.60%